Condensed Consolidated Statement of Cash flows (Unaudited) - USD ($)	4 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2015
OPERATING ACTIVITIES:
Net loss	$ (707)	$ (511,154)
Change in current assets and liabilities:
Accounts payable		45,819
Accrued expenses	$ 400	6,402
Accrued payroll		26,132
Accrued payroll to stockholder		104,029
Net cash used in operating activities	$ (307)	(328,772)
INVESTING ACTIVITIES:
Payment for deposit		(8,825)
Net cash used in investing activities		(8,825)
FINANCING ACTIVITIES:
Advances from stockholder		184,300
Proceeds from issuance of notes payable		77,600
Payments on notes payable		$ (1,500)
Proceeds from issuance of common stock	$ 2,000
Capital contribution by stockholder	307	$ 80,383
Net cash provided by financing activities	2,307	340,783
NET INCREASE IN CASH	2,000	$ 3,186
CASH, BEGINNING BALANCE
CASH, ENDING BALANCE	$ 2,000	$ 3,186
CASH PAID FOR:
Interest
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for real estate		$ 150,000